Shareholders' equity - Earnings per share - Weighted average number of shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity [abstract]
Weighted average number of ordinary shares outstanding - basic (in shares)	2,656,683,856	2,659,421,767	2,654,045,007
TDIRA (in shares)		52,079,350
Free share award plan (in shares)	1,419,415	435,150
Weighted average number of shares outstanding - diluted (in shares)	2,658,103,271	2,711,936,267	2,654,045,007